GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, beginning balance	$ 11,120	$ 12,692
Acquisition of ESC BAZ		255
Impairment of goodwill		(979)
Foreign currency translation adjustments	384	(848)
Goodwill, ending balance	11,504	11,120
Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	10,881	12,692
Acquisition of ESC BAZ
Impairment of goodwill		(979)
Foreign currency translation adjustments	363	(832)
Goodwill, ending balance	11,244	10,881
Projects [Member]
Goodwill [Line Items]
Goodwill, beginning balance	239
Acquisition of ESC BAZ		255
Impairment of goodwill
Foreign currency translation adjustments	21	(16)
Goodwill, ending balance	$ 260	$ 239